As filed with the Securities and Exchange Commission on August 28, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22909

OUTLOOK FUNDS TRUST
Three Canal Plaza, Suite 600
Portland, Maine 04101

Karen Shaw, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 28, 2014 – June 30, 2014

ITEM 1. REPORT TO STOCKHOLDERS.

3D Printing and Technology Fund
A Series of Outlook Funds Trust

Semi-Annual Report
June 30, 2014
(Unaudited)

3D PRINTING AND TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2014

Shares	Security Description	Value

Common Stock - 88.7%
Basic Materials - 0.6%
297	Victrex PLC	$8,651

Healthcare - 12.1%
500	Align Technology, Inc. (a)	28,020
4,500	Ekso Bionics Holdings, Inc. (a)	6,615
1,047	Harvard Apparatus Regenerative Technology, Inc. (a)	10,941
175	Medtronic, Inc.	11,158
11,750	Organovo Holdings, Inc. (a)	98,113
154	Smith & Nephew PLC, ADR	13,749
		168,596
Industrials - 9.6%
80	3M Co.	11,459
2,340	Camtek, Ltd. (a)	7,464
1,575	General Electric Co.	41,391
251	Groupe Gorge (a)	6,639
125	Honeywell International, Inc.	11,619
85	Lockheed Martin Corp.	13,662
145	Rolls-Royce Holdings PLC, ADR	13,394
125	Siemens AG, ADR	16,524
83	The Boeing Co.	10,560
		132,712
Technology - 66.4%
2,220	3D Systems Corp. (a)	132,756
153	Adobe Systems, Inc. (a)	11,071
275	Aerovironment, Inc. (a)	8,745
2,127	Alphaform AG (a)	8,094
245	ANSYS, Inc. (a)	18,576
105	Apple, Inc.	9,758
350	ARC Group Worldwide, Inc. (a)	5,320
1,980	Arcam AB (a)	65,300
1,160	Autodesk, Inc. (a)	65,401
1,600	Cimatron, Ltd. (a)	9,888
445	Dassault Systemes, ADR	57,329
976	Exa Corp. (a)	10,990
439	FARO Technologies, Inc. (a)	21,564
12	Google, Inc., Class A (a)	7,016
8	Google, Inc., Class C (a)	4,602
520	Hewlett-Packard Co.	17,514
325	iRobot Corp. (a)	13,309
25,000	Kinpo Electronics (a)	11,680
1,250	Materialise NV, ADR (a)	14,375
1,025	Mensch und Maschine Software SE	8,616
200	Microsoft Corp.	8,340
507	Proto Labs, Inc. (a)	41,534
489	PTC, Inc. (a)	18,973
800	Renishaw PLC	22,686
56,098	Sigma Labs, Inc. (a)	6,339
800	SLM Solutions Group AG (a)	21,909
1,500	Stratasys, Ltd. (a)	170,445
1,708	The ExOne Co. (a)	67,671
7,850	Tinkerine Studios, Ltd. (a)	3,163
2,900	voxeljet AG, ADR (a)	60,726
		923,690

Total Common Stock (Cost $1,269,502)	1,233,649

Money Market Funds - 6.9%
95,776	BlackRock Liquidity Funds T-Fund Portfolio, 0.01% (b) (Cost $95,776)	95,776

Total Investments - 95.6% (Cost $1,365,278)*	$1,329,425
Other Assets & Liabilities, Net – 4.4%	61,642
Net Assets – 100.0%	$1,391,067

ADR	American Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of June 30, 2014.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$35,253
Gross Unrealized Depreciation	(71,106)
Net Unrealized Depreciation	$(35,853)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2014.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$1,233,649
Level 2 - Other Significant Observable Inputs	95,776
Level 3 - Significant Unobservable Inputs	-
Total	$1,329,425

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2014.

AFA

PORTFOLIO HOLDINGS
% of Total Investments
Basic Materials	0.6%
Healthcare	12.7%
Industrials	10.0%
Technology	69.5%
Money Market Funds	7.2%
100.0%

AFA

See Notes to Financial Statements.	1

3D PRINTING AND TECHNOLOGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
JUNE 30, 2014

ASSETS
Total investments, at value (Cost $1,365,278)	$1,329,425
Receivables:
Fund shares sold	25,900
Dividends	986
Prepaid expenses	32,679
Deferred offering costs	140,904
Total Assets	1,529,894

LIABILITIES
Payables:
Investment securities purchased	14,893
Accrued Liabilities:
Adviser	Investment adviser fees	86,499
Fund services fees	15,974
Other expenses	21,461
Total Liabilities	138,827

NET ASSETS	$1,391,067

COMPONENTS OF NET ASSETS
Paid-in capital	$1,430,677
Accumulated net investment loss	(2,362)
Accumulated net realized loss	(1,399)
Net unrealized depreciation	(35,849)
NET ASSETS	$1,391,067

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares	123,155
Investor Shares	29,543

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Institutional Shares (based on net assets of $1,122,246)	$9.11
Investor Shares (based on net assets of $268,821)	$9.10
*	Shares redeemed or exchanged within 60 days of purchase are charged a 2.00% redemption fee.

See Notes to Financial Statements.	2

3D PRINTING AND TECHNOLOGY FUND
STATEMENT OF OPERATIONS (Unaudited)
PERIOD ENDED JUNE 30, 2014*

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $117)	$2,407
Total Investment Income	2,407
Adviser
EXPENSES
Investment adviser fees	2,825
Fund services fees	69,893
Transfer agent fees:
Institutional Shares	3,222
Investor Shares	1,891
Distribution fees:
Investor Shares	63
Custodian fees	6,519
Registration fees:
Institutional Shares	240
Investor Shares	51
Professional fees	55,545
Trustees' fees and expenses	15,793
Organizational costs	114,512
Offering costs:
Institutional Shares	14,960
Investor Shares	5,410
Miscellaneous expenses	27,153
Total Expenses	318,077
Fees waived and expenses reimbursed	(313,308)
Net Expenses	4,769

NET INVESTMENT LOSS	(2,362)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(1,444)
Foreign currency transactions	45
Net realized loss	(1,399)
Net change in unrealized appreciation (depreciation) on:
Investments	(35,853)
Foreign currency translations	4
Net change in unrealized appreciation (depreciation)	(35,849)
NET REALIZED AND UNREALIZED LOSS	(37,248)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(39,610)

* Commencement of operations was January 28, 2014.

See Notes to Financial Statements.	3

3D PRINTING AND TECHNOLOGY FUND
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

December 31, 2014	#	41820	#	#
January 28, 2014* through June 30, 2014
OPERATIONS
Net investment loss	$(2,362)
Net realized loss	(1,399)
Net change in unrealized appreciation (depreciation)	(35,849)
Decrease in Net Assets Resulting from Operations	(39,610)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	1,240,527
Investor Shares	247,563
Redemption of shares:
2	Institutional Shares	(58,421)
Redemption fees	1,008
Increase in Net Assets from Capital Share Transactions	1,430,677
Increase in Net Assets	1,391,067

NET ASSETS
Beginning of Period	-
End of Period (Including line (a))	$1,391,067

SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	129,637
Investor Shares	29,543
Redemption of shares:
Institutional Shares	(6,482)
Increase in Shares	152,698

(a)	Accumulated net investment loss	$(2,362)
*	Commencement of operations.

See Notes to Financial Statements.	4

3D PRINTING AND TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS (Unaudited)

These financial highlights reflect selected data for a share outstanding throughout the period.
	January 28, 2014 (a) through June 30, 2014
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.02)
Net realized and unrealized loss	(0.88)
Total from Investment Operations	(0.90)
REDEMPTION FEES (b)	0.01
NET ASSET VALUE, End of Period	$9.11
TOTAL RETURN	(8.90	)%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$1,122
Ratios to Average Net Assets:
Net investment loss	(0.61	)%(d)
Net expense	1.25	%(d)
Gross expense (e)	81.78	%(d)
PORTFOLIO TURNOVER RATE	8	%(c)

(a) Commencement of operations.
(b) Calculated based on average shares outstanding during the period.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/ or reimbursements.

See Notes to Financial Statements.	5

3D PRINTING AND TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS (Unaudited)

These financial highlights reflect selected data for a share outstanding throughout the period.
	April 10, 2014 (a) through June 30, 2014
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period	$8.27
INVESTMENT OPERATIONS
Net investment loss (b)	(0.01)
Net realized and unrealized gain	0.84	(c)
Total from Investment Operations	0.83
NET ASSET VALUE, End of Period	$9.10
TOTAL RETURN	10.04	%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$269
Ratios to Average Net Assets:
Net investment loss	(0.80	)%(e)
Net expense	1.50	%(e)
Gross expense (f)	121.59	%(e)
PORTFOLIO TURNOVER RATE	8	%(d)

(a)		Commencement of operations.
(b)		Calculated based on average shares outstanding during the period.
(c)
The net realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended June 30, 2014, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(d)		Not annualized.
(e)		Annualized.
(f)		Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	6

3D PRINTING AND TECHNOLOGY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2014

Note 1. Organization

The 3D Printing and Technology Fund (the “Fund’) is a non-diversified series of Outlook Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on October 18, 2013, and is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. The Fund’s investment objective is to seek long term capital appreciation. Under its Trust instrument, the Trust is authorized to issue an unlimited number of Fund shares of beneficial interest without par value. On January 21, 2014, the Fund was initially seeded through the sale of 10,000 shares of the Institutional Shares of the Fund to Alan M. Meckler, President of 3D Printing Advisers, LLC and Principal Executive Officer and Trustee of the Trust. The Fund currently offers two classes of shares; Institutional Class and Investor Class. Institutional Class and Investor Class commenced operations on January 28, 2014 and April 10, 2014, respectively.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted trade or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale, at the mean of the last bid and ask prices provided by independent pricing services. Shares of open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in 60 days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of June 30, 2014, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.

7

3D PRINTING AND TECHNOLOGY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2014

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method.

Foreign Currency Transactions – The Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of net asset value. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its net asset value.

Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least annually. Distributions to shareholders of net capital gains, if any, are declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of June 30, 2014, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of 2.00% of the current net asset value of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Offering Costs – Offering costs for the Fund of $161,274 consist of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Fund.

8

3D PRINTING AND TECHNOLOGY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2014

Note 3. Fees and Expenses

Investment Adviser – 3D Printing Advisers, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates. The Fund has adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each Independent Trustee an annual retainer fee of $3,000 for service to the Trust. The Chairman of the audit committee receives: (i) an additional $1,000 per month; and (ii) an additional $1,000 for each Valuation Committee meeting that requires his attendance (via telephone or in person) in his capacity as a member of the Valuation Committee. The Trustees may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Expense Reimbursements and Fees Waived

The Adviser has contractually agreed to waive a portion of its fees and reimburse expenses to limit total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses, and extraordinary expenses) of Institutional Shares to 1.25%, and Investor Shares to 1.50%, through at least April 30, 2015. For the period ended June 30, 2014, fees waived and expenses reimbursed were as follows:

Investment Adviser Fees Waived	Investment Adviser Expenses Reimbursed	Total Fees Waived and Expenses Reimbursed
$2,825	$310,483	$313,308

The Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment (1) is made within three years of the fee waiver or expense reimbursement, (2) is approved by the Board and (3) and does not cause the net annual fund operating expenses of a class to exceed the expense cap in place at the time the fees were waived. As of June 30, 2014, the following amounts are subject to recapture by the Adviser:

	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
June 30, 2014	$313,308	December 31, 2017	$-

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments for the period ended June 30, 2014, were $1,339,302 and $68,356, respectively.

9

3D PRINTING AND TECHNOLOGY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2014

Note 6. Federal Income Tax

As of June 30, 2014, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Ordinary Income	$1,570
Unrealized Depreciation	(41,240)
Total	$(39,670)

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, currency and passive foreign investment holdings.

Note 7. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

10

3D PRINTING AND TECHNOLOGY FUND
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2014

Investment Advisory Agreement Approval

The Trust’s investment advisory agreement with its investment adviser must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter by the vote of the Trustees, including a majority of the Trustees who are not parties to the agreement or “interested persons” of any party thereto (the “Independent Trustees”).

On January 9, 2014, the Trustees met in person joined by representatives of the Adviser, independent legal counsel to the Fund (“Fund Counsel”), and others to give consideration to information bearing on the approval of the investment advisory agreement between the Trust, on behalf of the Fund and the Adviser. A description of the Board’s conclusions in approving the agreement follows.

In preparation for its January meeting of the Board of Trustees of the Trust ("January Meeting"), the Trustees were presented with a wide range of information to assist in their deliberations. Those materials included information from Morningstar Associates, LLC (“Morningstar”), a leading independent source of data about the mutual fund industry, which compared the fund’s total contractual investment advisory fees and total expenses with a group of peer funds that were selected by Morningstar. That information also included comparisons of the fees and expenses of the Fund with the peer group both before and after waivers. Those materials also included a copy of the proposed investment advisory agreement. The Board considered the fee arrangement, including the structure of the advisory fee, the method of computing that fee, the contractual waiver in place with respect to that fee, potential economies of scale resulting from potential increases in the size of the Fund and the extent to which it could later be appropriate for some portion of the benefit of these economies of scale to be shared with the Fund’s shareholders. The Trustees also received a memorandum from Fund Counsel concerning their responsibilities with respect to the approval of investment advisory agreement, and met in executive session with Fund Counsel while deliberating.

The Board also reviewed information that was provided by the Adviser concerning the following:

• the terms of the proposed investment advisory agreement, including the fees payable under the agreement, and the commitment of the Adviser to provide expense caps and fee waivers for the Fund.

• the manner in which the Fund’s shares would be distributed and the presence of a distribution fee that could be paid by the Fund.

• the nature and extent of the services to be provided by the Adviser, including information about the investment objective, policies and strategies applicable to the Fund.

• the personnel of the Adviser, including educational background, experience in the investment management industry, and the ability of the Adviser to retain qualified personnel.

• the compliance program of the Adviser.

• the financial condition and stability of the Adviser.

• the potential for the Adviser to derive benefits that are ancillary to serving as an investment adviser to the Fund.

• the profitability of the Adviser from the advisory fee to be paid by the Fund.

At the January Meeting, the Trustees reviewed, evaluated and discussed, among themselves and with the Adviser and Fund Counsel, among other things, the information referenced above. The Trustees also considered the overall reputation, capabilities, and commitment of the Adviser to provide high-quality service to the Fund. After discussion and consideration, the Independent Trustees concluded that the nature and extent of the investment advisory services to be provided by the Adviser to the Fund would be appropriate and consistent with the terms of the investment advisory agreement, including the amount of the fees to be paid under that agreement. At the January meeting, the Board unanimously approved the investment advisory agreement. The Independent Trustees agreed that no single factor was determinative of their decision to approve the investment advisory agreement.

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (855) 330-6225 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 330-6225 and on the SEC’s website at www.sec.gov.

11

3D PRINTING AND TECHNOLOGY FUND
ADDITIONAL INFORMATION (Unaudited)
JUNE 30, 2014

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 28, 2014 and April 10, 2014, for Institutional Shares and Investor Shares, respectively, through June 30, 2014.

Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	January 28, 2014	June 30, 2014	Period*	Ratio*
Institutional Shares
Actual	$1,000.00	$911.00	$5.01	1.25%
Hypothetical (5% return before taxes)	$1,000.00	$1,018.60	$6.26	1.25%
	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	April 10, 2014	June 30, 2014	Period**	Ratio**
Investor Shares
Actual	$1,000.00	$1,100.36	$3.50	1.50%
Hypothetical (5% return before taxes)	$1,000.00	$1,017.36	$7.50	1.50%

*
Expenses are equal to the share class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period (except for the share class’ actual return information which reflects the 153-day period between January 28, 2014, the commencement of operations, through June 30, 2014).

**
Expenses are equal to the share class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period (except for the share class’ actual return information which reflects the 81-day period between April 10, 2014, the commencement of operations, through June 30, 2014).

12

3D Printing and Technology Fund

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME  04112
(855) 330-6225 (toll free)

INVESTMENT ADVISER
3D Printing Fund Advisers, LLC
475 Park Avenue South, 4th Floor
New York, NY 10016

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

255-SAR-0614

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.
(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Outlook Funds Trust

By           /s/ Alan M. Meckler
Alan M. Meckler, Principal Executive Officer

Date       08/22/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By           /s/ Alan M. Meckler
Alan M. Meckler, Principal Executive Officer

Date        08/22/14

By           /s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date        08/22/14